VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	$ 582	$ 532	$ 1,681	$ 1,648	$ 2,139	$ 2,162	$ 1,549
Loss from continuing operations before income taxes	$ 67	$ (11)	92	(95)	(108)	(396)	(189)
Net cash provided by operating activities			$ 181	$ 93	97	(63)	(63)
Pacific Iron Products and Viance, LLC
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues					116	100	24
Loss from continuing operations before income taxes					21	13	$ 3
Net cash provided by operating activities					$ 26	$ 17
Pacific Iron Products
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage			50.00%		50.00%
Viance
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage			50.00%		50.00%